Note Other Real Estate Owned (Detail) - USD ($) $ in Thousands		3 Months Ended	12 Months Ended
		Jun. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance			$ 265,766	$ 303,508	$ 405,902
Other Real Estate Owned Write Downs			(46,164)	(42,366)	(43,861)
Additions			138,391	158,851	232,997
Other Real Estate Owned Sales			(164,586)	(147,907)	(293,017)
Other adjustments			(1,491)	(6,320)	1,487
Transfer to non-covered status		$ 18,000	0
Other Real Estate Owned Ending Balance			191,916	265,766	303,508
Non-covered loans | Mortgages
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance			96,517	86,852	130,982
Other Real Estate Owned Write Downs			(8,567)	(3,628)	(9,525)
Additions			86,040	65,300	82,985
Other Real Estate Owned Sales			(53,782)	(49,618)	(118,596)
Other adjustments			(540)	(2,389)	1,006
Transfer to non-covered status	[1]		3,092
Other Real Estate Owned Ending Balance			122,760	96,517	86,852
Non-covered loans | Commercial / Construction
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance			38,983	48,649	135,862
Other Real Estate Owned Write Downs			(13,356)	(7,112)	(11,377)
Additions			17,671	16,200	32,175
Other Real Estate Owned Sales			(25,065)	(20,042)	(108,254)
Other adjustments			(266)	1,288	243
Transfer to non-covered status	[1]		14,504
Other Real Estate Owned Ending Balance			32,471	38,983	48,649
Covered loans | Mortgages
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance			44,872	47,792	39,660
Other Real Estate Owned Write Downs			(3,891)	(4,969)	(4,102)
Additions			25,019	21,769	30,037
Other Real Estate Owned Sales			(25,990)	(19,028)	(17,720)
Other adjustments			(233)	(692)	(83)
Transfer to non-covered status	[1]		(3,092)
Other Real Estate Owned Ending Balance			36,685	44,872	47,792
Covered loans | Commercial / Construction
Other Real Estate Owned Rollforward [Line Items]
Other Real Estate Owned Beginning Balance			85,394	120,215	99,398
Other Real Estate Owned Write Downs			(20,350)	(26,657)	(18,857)
Additions			9,661	55,582	87,800
Other Real Estate Owned Sales			(59,749)	(59,219)	(48,447)
Other adjustments			(452)	(4,527)	321
Transfer to non-covered status	[1]		(14,504)
Other Real Estate Owned Ending Balance			$ 0	$ 85,394	$ 120,215

[1]	Represents the reclassification of OREOs to the non-covered category, pursuant to the expiration of the commercial and consumer shared-loss arrangement with the FDIC related to loans acquired from Westernbank, on June 30, 2015.